Schedule of Provision for Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Computed expected (benefit) income taxes	$ (216,000)	$ (238,000)	$ (271,000)
Increase in valuation allowance	216,000	238,000	271,000
Income Tax Expense	$ 0	$ 0	$ 0